Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	May 22, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between compensation actually paid to our Principal Executive Officer (the “PEO”) and the other named executive officers (the “Non-PEO named executive officers”) and certain financial performance metrics of the Company using a methodology that has been prescribed by the Securities and Exchange Commission (“SEC”).

PAY VERSUS PERFORMANCE
Year(s) (a)	Summary Compensation Table Total for PEO (b)	Compensation Actually paid to PEO (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (e)	Value of Initial Fixed $100 Investment Based On: Total Shareholder Return (f)	Net Income (g)
2024(1)	$211,200	$251,200	$192,881	$192,258	$130	$1,674,902
2023	$201,000	$239,000	$193,340	$192,250	$97	$1,695,053
2022	$150,000	$150,000	$226,165	$222,497	$142	$1,360,238

(1)
On May 23, 2024, Jennifer Gerold was appointed Chief Financial Officer, replacing Steven Gargano who had served as the Company’s Chief Financial Officer since April 2020. Mr. Gargano is no longer with the Company, and therefore excluded from 2024.

Named Executive Officers, Footnote
(1)
On May 23, 2024, Jennifer Gerold was appointed Chief Financial Officer, replacing Steven Gargano who had served as the Company’s Chief Financial Officer since April 2020. Mr. Gargano is no longer with the Company, and therefore excluded from 2024.

PEO Total Compensation Amount			$ 211,200	$ 201,000	$ 150,000
PEO Actually Paid Compensation Amount			251,200	239,000	150,000
Non-PEO NEO Average Total Compensation Amount			192,881	193,340	226,165
Non-PEO NEO Average Compensation Actually Paid Amount			192,258	192,250	222,497
Total Shareholder Return Amount			130	97	142
Net Income (Loss)			$ 1,674,902	$ 1,695,053	$ 1,360,238
PEO Name	Steven Gargano	Jennifer Gerold		Steven Gargano	Steven Gargano